Schedule of Investments
May 31, 2024 (unaudited)
Archer Focus Fund

	Shares or Principal
Security Description	Amount ($)	Fair Value ($)(1)

Common Stocks - 90.03%

Agricultural Chemicals - 1.92%
CF Industries Holdings, Inc.	2,575	205,305

Beverages - 2.16%
PepsiCo, Inc.	1,332	230,303

Chemicals & Allied Products - 2.18%
FMC Corp.	3,812	232,341

Computer Communications Equipment - 1.49%
Cisco Systems, Inc.	3,417	158,891

Crude Petroleum & Natural Gas - 1.92%
Coterra Energy, Inc. Class A	7,200	205,344

Electric Services - 5.75%
NextEra Energy, Inc.	4,170	333,683
Public Service Enterprise Group, Inc.	3,696	280,009

		613,692

Fats & Oils - 1.38%
Archer-Daniels-Midland Co.	2,358	147,234

Fire, Marine & Casualty Insurance - 1.85%
American Financial Group, Inc.	1,520	197,463

Gas & Other Services - 2.17%
Sempra	3,005	231,475

Guided Missiles & Space Vehicles & Parts - 2.19%
Lockheed Martin Corp.	496	233,289

Hospital & Medical Service Plans - 2.05%
UnitedHealth Group, Inc.	441	218,458

Natural Gas Distribution - 2.52%
Atmos Energy Corp.	2,320	268,934

Operative Builders - 2.60%
PulteGroup, Inc.	2,362	277,110

Petroleum Refining - 2.13%
ConocoPhillips	1,955	227,718

Pharmaceutical Preparations - 6.92%
Johnson & Johnson	1,310	192,138
Merck & Co., Inc.	2,685	337,075
Pfizer, Inc.	7,288	208,874

		738,087

Plastic Material, Synth Resin/Rubber, Cellulos (No Glass) - 1.94%
Albemarle Corp.	1,692	207,422

Pipe Lines (No Natural Gas) - 2.30%
HF Sinclair Corp.	4,440	245,221

Radio & Tv Broadcasting & Communications Equipment - 3.25%
Qualcomm, Inc.	1,700	346,885

Retail - Miscellaneous Shopping Goods Stores- 3.19%
Dick's Sporting Goods, Inc.	1,495	340,322

Retail-Radio Tv & Consumer Electronics Stores - 2.42%
Best Buy Co., Inc.	3,048	258,531

Retail - Variety Stores - 3.60%
Costco Wholesale Corp.	475	384,698

Search, Detection, Navigation, Guidance, Aeronautical Systems - 2.83%
Garmin, Ltd.	1,846	302,467

Security & Commodity Brokers, Dealers, Exchanges & Services - 2.27%
LPL Financial Holdings, Inc.	847	242,420

Security Brokers, Dealers & Flotation Companies - 2.38%
T. Rowe Price Group, Inc.	2,157	254,159

Semiconductors & Related Devices - 4.88%
NVDIA Corp.	475	520,757

Services- Advertising Agencies - 3.11%
Interpublic Group of Cos., Inc. (2)	4,450	139,597
Omnicom Group, Inc.	2,070	192,427

		332,024

Services- Computer Programming, Data Processing, Etc.- 7.29%
Alphabet, Inc. Class A (2)	2,170	374,325
Meta Platforms, Inc. Class A (2)	865	403,808

		778,133

Sugar & Confectionery Products - 1.86%
The Hershey Co.	1,003	198,423

Surgical & Medical Instruments & Apparatus - 2.09%
Solventum Corp. (2)	485	28,780
3M Co.	1,940	194,272

		223,052

Television Broadcasting Stations - 2.47%
Fox Corp. Class A	7,662	263,803

Wholesale-Drugs, Proprietaries & Druggists' Sundries - 2.30%
Cencora, Inc. (2)	1,085	245,828

Wholesale - Hardware & Plumbing & Heating Equipment & Supplies - 2.60%
Ferguson plc (United Kingdom)	1,351	277,955

Total Common Stock	(Cost $ 7,946,801)	9,607,744

Real Estate Investment Trusts - 6.89%

AvalonBay Communities, Inc	1,680	323,702
Mid America Apartment Communities, Inc.	1,728	231,051
Public Storage	660	180,728

Total Real Estate Investment Trusts	(Cost $ 698,071)	735,481

Money Market Registered Investment Companies - 3.05%

Morgan Stanley Institutional Liquidity Treasury Portfolio - Institutional Class - 5.10% (3)	325,287	325,287

Total Money Market Registered Investment Companies	(Cost $ 325,287)	325,287

Total Investments - 99.97%	(Cost $ 8,970,159)	10,668,512

Other Assets less Liabilities - .03%		3,684

Total Net Assets - 100.00%		10,672,196

(1) Statement on Financial Accounting Standard No. 157 "Fair Value Measurements" - Various inputs are used in determining the value of the Fund's investments.
These inputs are summarized in the three broad levels listed below.
• Level 1 - quoted prices in active markets for identical securities
• Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of May 31, 2024 in valuing the Fund's assets carried at fair value:

	Investments in	Other Financial
Valuation Inputs	Securities	Instruments
Level 1 - Quoted Prices	$10,668,512	$0
Level 2 - Other Significant Observable Inputs	0	-
Level 3 - Significant Unobservable Inputs	-	-
Total	$10,668,512	$0

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term debt instruments and repurchase agreements with a maturity of less than 60 days are valued using amortized cost, in accordance with rules under the Investment
Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

(2) Represents non-income producing securities.
(3) Variable rate security; the coupon rate shown represents the yield at May 31, 2024.